CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 370,646	$ 683,098	$ 1,508,843
Prepaid expenses	35,209	7,448	1,230
Total current assets	405,855	690,546	1,510,073
Note receivable from Duke Mountain			80,000
Intangible Assets	152,854	162,854	162,854
Total assets	558,709	853,400	1,752,927
Current liabilities
Accounts payable and accrued expense	62,759	6,182	11,222
Accounts payable and accrued expenses - related parties	19,615	7,255	44,219
Contract and contribution payable	87,500	187,500
Total current liabilities	169,874	200,937	55,441
Contract and contribution payable	168,750	178,125
Total liabilities	338,624	379,062	55,441
STOCKHOLDERS' EQUITY
Preferred stock: $0.0001 par value: Authorized: 10,000,000 shares, Issued and outstanding: nil
Common stock: $0.00001 par value: Authorized: 500,000,000 shares, issued and outstanding: 66,575,122 shares	666	666	666
Additional paid-in capital	8,139,804	8,128,860	7,220,612
Accumulated deficit	(7,920,385)	(7,655,188)	(5,523,792)
Total stockholders' equity	220,085	474,338	1,697,486
Total liabilities and stockholders' equity	$ 558,709	$ 853,400	$ 1,752,927